Current and Deferred Income Tax (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current income tax	$ (983,000,000)	$ (37,000,000)	$ (197,000,000)
Special tax for tax revaluation	0	0	(594,000,000)
Deferred income tax	(12,603,000,000)	(8,033,000,000)	10,010,000,000
Minimum presumed income tax	0	(2,000,000)	0
Income tax - (Loss) / Gain	$ (13,586,000,000)	$ (8,072,000,000)	$ 9,219,000,000